John Hancock Funds II
200 Berkeley Street
Boston, MA 02116
December 5, 2024
VIA EDGAR
U.S Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:
John Hancock Funds II (the “Registrant”), on behalf of:
John Hancock Fundamental All Cap Core Fund;
John Hancock Multi-Asset Absolute Return Fund
File Nos. 333-126293; 811-21779
CERTIFICATION UNDER RULE 497(j)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for the Funds, each dated December 1, 2024, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from the forms of Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 251 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 253 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on November 22, 2024 via EDGAR.
If you have any questions or comments, please call me at 617-572-0420.
Sincerely,
/s/ Harsha Pulluru
Harsha Pulluru Assistant Secretary